Interests in subsidiaries	12 Months Ended
Dec. 31, 2024
Interests In Subsidiaries [Line Items]
Interests in subsidiaries

Note 28

Interests in subsidiaries and other entities
a) Interests in subsidiaries
UBS defines its significant subsidiaries as those entities that, either individually or in aggregate, contribute significantly to
the Group’s

financial position

or results

of operations,

based on

a number

of criteria,

including the

subsidiaries’ equity
and contribution

to the

Group’s total

assets and

profit

or loss

before

tax, in

accordance

with the

requirements

set by
IFRS 12, Swiss regulations and the rules of the US Securities and Exchange Commission (the SEC).
Individually significant subsidiaries
The

two

tables

below

list

the

Group’s

individually

significant

subsidiaries

as

of

31 December

2024.

Unless

otherwise
stated, the subsidiaries listed below have

share capital consisting solely of ordinary shares held

entirely by the Group, and
the proportion of ownership interest

held is equal to the voting rights held by the Group.

The

country

where

the

respective

registered

office

is

located

is also

the

principal

place

of business.

UBS AG

operates
through a global

branch network,

and a significant

proportion of its

business activity

is conducted outside

Switzerland,
including in the UK,

the US, Singapore, the Hong

Kong SAR and other countries. UBS

Europe SE has branches

and offices
in a number of EU Member

States, including Germany, France,

Italy, Luxembourg and Spain. Share

capital is provided in
the currency of the legally registered office.

Individually significant subsidiaries

of UBS Group AG as of 31 December 2024
Company Registered office Share capital in million Equity interest accumulated in %
UBS AG Zurich and Basel, Switzerland USD 385.8 100.0
UBS Business Solutions AG
1
Zurich, Switzerland CHF 1.0 100.0
1 UBS Business Solutions AG holds subsidiaries in China, India, Israel, Poland and Switzerland.

Individually significant subsidiaries

of UBS AG as of 31 December 2024
1
Company Registered office Primary business Share capital in million Equity interest accumulated in %
Credit Suisse International London, UK Non-core and Legacy USD 7,267.5 97.6
2
UBS Americas Holding LLC Wilmington, Delaware, US Group Items USD 2,900.0
3
100.0
UBS Americas Inc. Wilmington, Delaware, US Group Items USD 0.0 100.0
UBS Asset Management AG Zurich, Switzerland Asset Management CHF 43.2 100.0
UBS Bank USA Salt Lake City, Utah, US Global Wealth Management USD 0.0 100.0
UBS Europe SE Frankfurt, Germany Global Wealth Management EUR 446.0 100.0
UBS Financial Services Inc. Wilmington, Delaware, US Global Wealth Management USD 0.0 100.0
UBS Securities LLC Wilmington, Delaware, US Investment Bank USD 1,283.1
4
100.0
UBS Switzerland AG Zurich, Switzerland Personal & Corporate Banking CHF 10.0 100.0
1 Includes direct and indirect

subsidiaries of UBS AG.

2 UBS Group AG owns

the remaining
2.4
%.

3 Consists of common share capital of

USD
1,000

and non-voting preferred share capital of

USD
2.9
bn.

4 Consists
of common share capital of USD 100,000

and non-voting preferred share capital of USD
1.3 bn.
Other subsidiaries
The table below

lists other direct

and indirect subsidiaries

of UBS AG that

are not

individually significant but

contribute
to

the

Group’s

total

assets

and

aggregated

profit

before

tax

thresholds

and

are

thus

disclosed

in

accordance

with
requirements set by the SEC.

Other subsidiaries of UBS AG as of 31

December 2024
Company Registered office Primary business Share capital in million
Equity interest

accumulated in %
Banco de Investimentos Credit Suisse (Brasil) S.A. São Paulo, Brazil Investment Banking BRL 164.8 100.0
Credit Suisse (UK) Limited London, UK Global Wealth Management GBP 245.2 100.0
Credit Suisse (USA) LLC Wilmington, Delaware, US Non-core and Legacy USD 0.0 100.0
Credit Suisse Securities (Europe) Limited London, UK Non-core and Legacy USD 9.6 100.0
Credit Suisse Securities (USA) LLC Wilmington, Delaware, US Non-core and Legacy USD 0.0 100.0
Credit Suisse Securities (Japan) Limited Tokyo, Japan Non-core and Legacy JPY 78,100.0 100.0
UBS Asset Management (Americas) LLC Wilmington, Delaware, US Asset Management USD 0.0 100.0
UBS Asset Management Life Ltd London, UK Asset Management GBP 15.0 100.0
UBS Business Solutions US LLC Wilmington, Delaware, US Group Items USD 0.0 100.0
UBS Credit Corp. Wilmington, Delaware, US Global Wealth Management USD 0.0 100.0
UBS Fund Management (Switzerland) AG Basel, Switzerland Asset Management CHF 1.0 100.0
UBS (Monaco) S.A. Monte Carlo, Monaco Global Wealth Management EUR 49.2 100.0
UBS Securities Australia Ltd Sydney, Australia Investment Bank AUD 0.3
1
100.0
UBS Securities Hong Kong Limited Hong Kong SAR, China

Investment Bank HKD 3,254.2 100.0
UBS Securities Japan Co., Ltd. Tokyo, Japan Investment Bank JPY 44,908.7 100.0
UBS SuMi TRUST Wealth Management Co., Ltd. Tokyo, Japan Global Wealth Management JPY 5,165.0 51.0
1 Includes a nominal amount relating to redeemable preference shares.
Consolidated structured entities
Consolidated

structured

entities

(SEs)

include

certain

investment

funds,

securitization

vehicles

and

client

investment
vehicles. UBS has no individually significant subsidiaries that are SEs.
In

2024

and

2023,

the

Group

did

not

enter

into

any

contractual

obligation

that

could

require

the

Group

to

provide
financial

support

to

consolidated

SEs.

In

addition,

the

Group

did

not

provide

support,

financial

or

otherwise,

to

a
consolidated

SE

when

the

Group

was

not

contractually

obligated

to

do

so,

nor

does

the

Group

currently

have

any
intention to do so in

the future. Furthermore, the

Group did not provide

support, financial or otherwise,

to a previously
unconsolidated SE that resulted in the Group controlling

the SE during the reporting period.